Shares and issued capital - Share Consolidation (Details)			12 Months Ended
	Dec. 06, 2017 USD ($) $ / shares	Dec. 06, 2017 USD ($) item	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 23, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 07, 2016 $ / shares	Dec. 06, 2016 $ / shares
Disclosure of classes of share capital [line items]
Percentage of shares on issued share capital		4.92%
Number of independent placees | item		6
Price per placing share | $ / shares	$ 10.65
Issue of equity | $		$ 1,000,000	$ 326,140,000	$ 508,807,000
Share premium | $	$ 325,200,000	$ 325,200,000	$ 4,827,619,000	$ 4,903,861,000		$ 4,950,948,000
Authorized share capital | $					$ 42,000,000
Number of shares authorised			10,000,000,000	10,000,000,000		10,000,000,000
Creation of an additional shares			4,916,106,889	4,207,374,896		4,252,922,259
Share Consolidation ratio							10
Par value per share | $ / shares			$ 0.004	$ 0.004		$ 0.004	$ 0.004	$ 0.0004
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised					10,000,000,000
Creation of an additional shares					5,000,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised					500,000,000